SCHEDULE OF DUE TO RELATED PARTY (Details)	12 Months Ended
Dec. 31, 2011
Related Party Balance And Transcations Schedule Of Due To Related Party 1	0
Related Party Balance And Transcations Schedule Of Due To Related Party 2	1,531,755